Note 19 - Tax assets and liabilities - Deferred Taxes - Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax liabilities Line Items
Deferred tax liabilities at the beginning	€ 2,184	€ 3,392	€ 3,418
Pensions Deferred Tax Liabilities	0	0	0
Portfolio Deferred Tax Liabilities	(291)	(367)	(113)
Other Liabilities Deferred Tax Liabilities	0	0	0
Impairment Losses Deferred Tax Liabilities	0	0	0
Other Deferred Tax Liabilities	153	(841)	0
Secured Tax Deferred Tax Liabilities	0	0	0
Tax Losses Deferred Tax Liabilities	0	0	0
Change For Income Tax And Other Taxes Deferred Tax Liabilities	0	0	87
Deferred tax liabilities at the end	€ 2,046	€ 2,184	€ 3,392